Commitments and Contingencies - Purchase Obligations Table (Details) - Natural Gas Supply Transportation And Storage Service Agreements [Member] $ in Thousands	Dec. 31, 2015 USD ($) [1]
Long-term Purchase Commitment [Line Items]
2016	$ 402,284
2017	365,923
2018	313,210
2019	264,130
2020	271,300
Thereafter	1,536,413
Total	$ 3,153,260

[1]	Pricing of natural gas supply contracts are variable based on market commodity basis prices adjusted for basis spread. Amounts included are based on prices and basis spreads as of December 31, 2015.